Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Plant machineries	50,720,277	56,914,817	7,327,113
Motor vehicles	1,855,024	2,045,015	263,272
Office equipment	1,636,280	1,821,681	234,520
Totals	54,211,581	60,781,513	7,824,905
Less: accumulated depreciation	(38,394,413)	(38,080,729)	(4,902,446)
Plant and equipment, net	15,817,168	22,700,784	2,922,459

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were HK$4,055,344, HK$3,095,572 and HK$2,811,095 (approximately US$361,895), respectively.

We leased the following motor vehicles and plant machineries from third parties with terms of 36-60 months and accounted for as a finance lease with details as follows:

			Carrying value as at December 31,			Accumulated depreciation as at December 31,
Assets category	Quantity	Lease terms	2023	2024		2023	2024
			HK$	HK$		HK$	HK$
Motor vehicles	One	60 months	554,127	460,582	*	485,253	578,798	*
Plant machineries	Three	36 months	1,638,791	1,400,864	*	435,999	600,774	*

The net book value of plant machineries as of December 31, 2023 includes an amount of HK$3,432,943 in respect of assets pledged for other borrowings between Samfine SZ and Far Eastern Lease Co., Ltd.   The borrowings were fully settled and the plant machineries were released from pledge during the year.

* The respective finance lease were fully settled during the year and the respective titles of motor vehicles and plant machineries were transferred to the Company and were used and depreciated as its own plant and equipment as of December 31, 2024 .